N-Q

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07322

The Integrity Funds
(Exact name of registrant as specified in charter)

1 Main Street North, Minot, ND	58703
(Address of principal offices)	(Zip code)

Brent Wheeler and/or Kevin Flagstad, PO Box 500, Minot, ND 58702

(Name and address of agent for service)

Registrant’s telephone number, including area code: 701-852-5292

Date of fiscal year end: July 31

Date of reporting period: April 30, 2019

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. SCHEDULE OF INVESTMENTS

INTEGRITY DIVIDEND HARVEST FUND
Schedule of Investments April 30, 2019 (unaudited)
		Fair
	Quantity	Value
COMMON STOCKS (99.3%)

Consumer Discretionary (3.6%)
Genuine Parts Co	10,000	$1,025,400
McDonald's Corp	12,000	2,370,840
Target Corp	20,000	1,548,400
		4,944,640
Consumer Staples (20.8%)
Altria Group Inc	100,000	5,433,000
Coca Cola Co/The	125,000	6,132,500
Kimberly Clark Corp	40,000	5,135,200
PepsiCo Inc	24,000	3,073,200
Philip Morris International Inc	41,000	3,548,960
Procter & Gamble Co/The	49,000	5,217,520
		28,540,380
Energy (14.2%)
BP PLC ADR	47,000	2,055,310
Chevron Corp	20,000	2,401,200
Enbridge Inc	55,000	2,031,700
Exxon Mobil Corp	62,000	4,977,360
Kinder Morgan Inc/DE	85,000	1,688,950
Occidental Petroleum Corp	34,000	2,001,920
Royal Dutch Shell PLC ADR	40,000	2,595,600
Sempra Energy	14,000	1,791,300
		19,543,340
Financials (10.8%)
BlackRock Inc	8,000	3,881,920
CME Group Inc	13,000	2,325,700
JPMorgan Chase & Co	28,000	3,249,400
Prudential Financial Inc	30,000	3,171,300
Wells Fargo & Co	46,000	2,226,860
		14,855,180
Health Care (7.9%)
AbbVie Inc	32,000	2,540,480
AMGEN INC	7,000	1,255,240
Johnson & Johnson	34,000	4,800,800
Merck & Co Inc	14,000	1,101,940
Pfizer Inc	27,000	1,096,470
		10,794,930
Industrials (9.1%)
Illinois Tool Works Inc	20,000	3,112,600
Lockheed Martin Corp	14,000	4,666,620
3M Co	25,000	4,737,750
		12,516,970
Information Technology (7.3%)
Broadcom Inc	11,200	3,566,080
International Business Machines Corp	34,000	4,769,180
Texas Instruments Inc	14,000	1,649,620
		9,984,880
Materials (2.4%)
Air Products & Chemicals Inc	5,000	1,028,950
Dow Inc	40,000	2,269,200
		3,298,150

Telecommunication Services (10.7%)
AT&T Inc	180,000	5,572,800
BCE Inc	55,000	2,460,700
Verizon Communications Inc	89,000	5,089,910
Vodafone Group PLC	82,000	1,518,640
		14,642,050
Utilities (12.5%)
CenterPoint Energy Inc	30,000	930,000
Consolidated Edison Inc	14,000	1,206,240
Dominion Resources Inc/VA	79,000	6,151,730
Duke Energy Corp	46,000	4,191,520
NextEra Energy Inc	18,000	3,499,920
Southern Co/The	21,000	1,117,620
		17,097,030

TOTAL COMMON STOCKS (COST: $127,475,720)		$136,217,550

OTHER ASSETS LESS LIABILITIES (0.7%)		1,030,694

NET ASSETS (100.0%)		$137,248,244

ADR-American Depository Receipt

INTEGRITY ENERGIZED DIVIDEND FUND
Schedule of Investments April 30, 2019 (unaudited)
		Fair
	Quantity	Value
COMMON STOCKS (97.8%)

Energy (85.1%)
AltaGas Ltd	13,500	$179,469
BP PLC ADR	13,500	590,355
Chevron Corp	1,800	216,108
Enbridge Inc	6,000	221,640
Exxon Mobil Corp	2,500	200,700
Gibson Energy Inc	13,500	222,599
Helmerich & Payne Inc	5,000	292,600
Kinder Morgan Inc/DE	15,000	298,050
Occidental Petroleum Corp	3,700	217,856
Pembina Pipeline Corp	6,700	239,592
Royal Dutch Shell PLC ADR	9,500	616,455
Schlumberger Ltd	4,400	187,792
SemGroup Corp	13,000	169,780
TOTAL SA ADR	3,900	217,113
TransCanada Corp	5,000	238,800
Williams Cos Inc/The	24,500	694,085
		4,802,994
Financials (3.5%)
CME Group Inc	1,100	196,790

Industrials (3.7%)
Covanta Holding Corp	11,500	207,805

Materials (1.9%)
Compass Minerals International Inc	1,900	109,041

Utilities (3.6%)
Entergy Corp	1,300	125,970
Southern Co/The	1,400	74,508
		200,478

TOTAL COMMON STOCKS (COST: $5,725,442)		$5,517,108

OTHER ASSETS LESS LIABILITIES (2.2%)		125,992

NET ASSETS (100.0%)		$5,643,100

ADR-American Depository Receipt

INTEGRITY GROWTH & INCOME FUND
Schedule of Investments April 30, 2019 (unaudited)
		Fair
	Quantity	Value
COMMON STOCKS (95.4%)

Communication Services (8.8%)
AT&T Inc	36,000	$1,114,560
*Alphabet Inc	1,000	1,198,960
Verizon Communications Inc	10,000	571,900
Walt Disney Co/The	4,000	547,880
		3,433,300

Consumer Discretionary (11.5%)
Best Buy Co Inc	8,000	595,280
Home Depot Inc/The	3,500	712,950
Lowe's Cos Inc	7,200	814,608
Starbucks Corp	24,000	1,864,320
Target Corp	6,000	464,520
		4,451,678

Consumer Staples (7.3%)
Campbell Soup Co	21,000	812,490
Kimberly Clark Corp	6,500	834,470
PepsiCo Inc	9,500	1,216,475
		2,863,435

Financials (15.0%)
Bank of America Corp	20,000	611,600
BlackRock Inc	2,800	1,358,672
JPMorgan Chase & Co	15,000	1,740,750
PNC Financial Services Group Inc/The	3,000	410,790
S&P Global Inc	3,000	661,980
US Bancorp	19,000	1,013,080
		5,796,872

Health Care (13.7%)
Becton Dickinson and Co	3,000	722,220
*Biogen Inc	2,000	458,480
*Celgene Corp	5,000	473,300
*Edwards Lifesciences Corp	3,000	528,210
Pfizer Inc	20,000	812,200
Thermo Fisher Scientific Inc	5,000	1,387,250
UnitedHealth Group Inc	4,000	932,280
		5,313,940

Industrials (12.7%)
Caterpillar Inc	4,500	627,390
Covanta Holding Corp	47,000	849,290
Deere & Co	3,800	629,394
FedEx Corp	2,500	473,650
Ingersoll Rand PLC	6,000	735,660
Waste Management Inc	7,000	751,380
3M Co	4,500	852,795
		4,919,559
Information Technology (19.7%)
*Advanced Micro Devices Inc	25,000	690,750
Apple Inc	5,000	1,003,350
HP Inc	28,000	558,600
Intel Corp	24,000	1,224,960
International Business Machines Corp	6,000	841,620
NVIDIA Corp	2,100	380,100
QUALCOMM Inc	15,000	1,291,950
Visa Inc	10,000	1,644,300
		7,635,630
Materials (1.9%)
Air Products & Chemicals Inc	3,500	720,265

Utilities (4.8%)
ALLETE Inc	9,500	773,775
Exelon Corp	21,000	1,069,950
		1,843,725

TOTAL COMMON STOCKS (COST: $26,031,457)		$36,978,404

OTHER ASSETS LESS LIABILITIES (4.6%)		1,765,082

NET ASSETS (100.0%)		$38,743,486

*Non-income producing

INTEGRITY HIGH INCOME FUND
Schedule of Investments April 30, 2019 (unaudited)
	Principal	Fair
	Amount	Value
CORPORATE BONDS (89.4%)

Communication Services (12.1%)
AMC Entertainment Holdings Inc 5.875% 11/15/2026	$3,000	$2,790
*AMC Entertainment Inc 5.750% 06/15/2025	55,000	53,012
AMC Networks Inc 5.000% 04/01/2024	55,000	55,687
CenturyLink Inc 5.625% 04/01/2025	25,000	24,625
CenturyLink Inc 6.750% 12/01/2023	100,000	106,125
CenturyLink Inc 7.500% 04/01/2024	15,000	16,106
Cincinnati Bell Inc - 144A 7.000% 07/15/2024	35,000	32,289
Cincinnati Bell Inc - 144A 8.000% 10/15/2025	10,000	9,125
CSC Holdings LLC - 144A 10.875% 10/15/2025	184,000	211,600
DISH Network Corp 3.375% 08/15/2026	50,000	45,866
Entercom Media Corp - 144A 6.500% 05/01/2027	25,000	25,500
^EP Energy LLC/Everest Acquisition Finance Inc - 144A 9.375% 05/01/2024	115,000	42,550
Frontier Communications Corp - 144A 8.000% 04/01/2027	55,000	56,856
Frontier Communications Corp - 144A 8.500% 04/01/2026	45,000	42,412
Frontier Communications Corp 11.000% 09/15/2025	150,000	97,125
Frontier Communications Corp 6.875% 01/15/2025	65,000	34,450
GCI Inc 6.750% 06/01/2021	70,000	70,131
Gray Escrow Inc - 144A 7.000% 05/15/2027	36,000	38,869
Intelsat Jackson Holdings SA - 144A 8.000% 02/15/2024	50,000	52,187
Intelsat Jackson Holdings SA - 144A 8.500% 10/15/2024	150,000	148,500
Intelsat Jackson Holdings SA - 144A 9.750% 07/15/2025	90,000	92,362
Intelsat Jackson Holdings SA 5.500% 08/01/2023	115,000	104,075
Lamar Media Corp 5.750% 02/01/2026	95,000	99,758
Level 3 Communications Inc 5.750% 12/01/2022	55,000	55,464
Level 3 Financing Inc 5.375% 01/15/2024	35,000	35,437
Level 3 Financing Inc 5.375% 05/01/2025	55,000	56,023
Live Nation Entertainment Inc - 144A 4.875% 11/01/2024	65,000	66,280
Meredith Corp 6.875% 02/01/2026	65,000	67,600
Netflix Inc - 144A 5.375% 11/15/2029	30,000	30,375
Netflix Inc 4.875% 04/15/2028	65,000	64,431
Netflix Inc 5.875% 11/15/2028	56,000	59,080
Qwest Capital Funding Inc 7.750% 02/15/2031	35,000	32,200
SBA Communications Corp 4.875% 09/01/2024	70,000	71,095
SFR Group SA - 144A 7.375% 05/01/2026	200,000	202,625
*Sprint Capital Corp 8.750% 03/15/2032	330,000	346,500
Sprint Corp 7.125% 06/15/2024	30,000	30,066
Sprint Corp 7.625% 02/15/2025	290,000	292,900
Sprint Corp 7.625% 03/01/2026	110,000	110,000
Sprint Corp 7.875% 09/15/2023	230,000	239,591
T Mobile USA Inc 4.500% 02/01/2026	30,000	30,125
T Mobile USA Inc 4.750% 02/01/2028	100,000	100,875
T Mobile USA Inc 6.375% 03/01/2025	95,000	98,772
T Mobile USA Inc 6.500% 01/15/2024	100,000	103,500
T Mobile USA Inc 6.500% 01/15/2026	115,000	123,015
+^(3)T Mobile USA 4.500% 02/01/2026	30,000	0
+^(3)T Mobile USA 6.375% 03/01/2025	50,000	0
+^(3)T Mobile USA 6.500% 01/15/2024	100,000	0
+^(3)T Mobile USA 6.500% 01/15/2026	115,000	0
TEGNA Inc - 144A 4.875% 09/15/2021	15,000	15,094
TEGNA Inc 6.375% 10/15/2023	65,000	67,153
Telecom Italia Capital SA 6.000% 09/30/2034	55,000	50,875
Telecom Italia Capital SA 6.375% 11/15/2033	40,000	38,888
United States Cellular Corp 6.700% 12/15/2033	80,000	85,000
(4)Windstream Services LLC/Windstream Finance Corp - 144A 9.000% 06/30/2025	236,000	158,120
		4,093,084

Consumer Discretionary (24.7%)
#Adient US LLC - 144A 7.000% 05/15/2026	45,000	46,069
Alpine Finance Merger Sub LLC - 144A 6.875% 08/01/2025	25,000	25,312
Altice Luxembourg SA - 144A 7.750% 05/15/2022	200,000	203,750
American Axle & Manufacturing Inc 6.250% 03/15/2026	100,000	100,000
American Axle & Manufacturing Inc 6.250% 04/01/2025	65,000	65,332
American Axle & Manufacturing Inc 6.500% 04/01/2027	45,000	45,329
American Axle & Manufacturing Inc 6.625% 10/15/2022	6,000	6,142
Aramark Services Inc - 144A 5.000% 02/01/2028	75,000	76,335
Boyd Gaming Corp 6.000% 08/15/2026	35,000	36,356
Boyd Gaming Corp 6.875% 05/15/2023	30,000	31,087
Boyne USA Inc - 144A 7.250% 05/01/2025	15,000	16,275
CBS Radio Inc - 144A 7.250% 11/01/2024	40,000	41,400
CCO Holdings LLC/CCO Holdings Capital Corp - 144A 5.000% 02/01/2028	55,000	54,931
CCO Holdings LLC/CCO Holdings Capital Corp - 144A 5.125% 05/01/2027	335,000	340,025
CCO Holdings LLC/CCO Holdings Capital Corp - 144A 5.375% 05/01/2025	15,000	15,525
CCO Holdings LLC/CCO Holdings Capital Corp - 144A 5.500% 05/01/2026	90,000	92,880
CCO Holdings LLC/CCO Holdings Capital Corp - 144A 5.750% 02/15/2026	185,000	193,232
*CCO Holdings LLC/CCO Holdings Capital Corp - 144A 5.875% 04/01/2024	325,000	339,531
Cinemark USA Inc 4.875% 06/01/2023	85,000	85,879
Clear Channel Worldwide Holdings Inc - 144A 9.250% 02/15/2024	170,000	182,962
Clear Channel Worldwide Holdings Inc 6.500% 11/15/2022	95,000	97,229
*Clear Channel Worldwide Holdings Inc 6.500% 11/15/2022	380,000	388,075
Constellation Merger Sub Inc - 144A 8.500% 09/15/2025	55,000	51,975
Cooper- 144A Standard Automotive Inc - 5.625% 11/15/2026	120,000	110,412
Dana Financing Luxembourg Sarl - 144A 6.500% 06/01/2026	95,000	99,394
*Dana Inc 6.000% 09/15/2023	80,000	81,900
Delphi Jersey Holdings PLC - 144A 5.000% 10/01/2025	145,000	133,038
DISH DBS Corp 5.000% 03/15/2023	290,000	265,712
DISH DBS Corp 5.875% 11/15/2024	365,000	314,812
DISH DBS Corp 7.750% 07/01/2026	60,000	53,700
*DISH DBS Corp 5.875% 07/15/2022	85,000	82,934
Gates Global LLC/Gates Global Co - 144A 6.000% 07/15/2022	73,000	73,000
General Motors Co 4.875% 10/02/2023	135,000	142,219
GLP Capital LP/GLP Financing II Inc 5.250% 06/01/2025	50,000	52,547
GLP Capital LP/GLP Financing II Inc 5.750% 06/01/2028	50,000	53,690
Hanesbrands Inc - 144A 4.875% 05/15/2026	35,000	35,044
Hilton Domestic Operating Co Inc - 144A 5.125% 05/01/2026	73,000	74,734
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower Inc 6.125% 12/01/2024	75,000	78,562
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp 4.625% 04/01/2025	50,000	50,625
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp 4.875% 04/01/2027	60,000	60,825
Hughes Satellite Systems Corp 6.625% 08/01/2026	10,000	10,113
iHeartCommunications Inc 10.625% 03/15/2023	45,000	33,300
(4)iHeartCommunications Inc 9.000% 03/01/2021	135,000	99,900
International Game Technology PLC - 144A 6.500% 02/15/2025	200,000	212,996
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp - 144A 6.750% 11/15/2021	105,000	108,281
JC Penney Corp Inc 6.375% 10/15/2036	55,000	21,312
L Brands Inc 6.750% 07/01/2036	50,000	43,500
LTF Merger Sub Inc - 144A 8.500% 06/15/2023	80,000	82,300
Marriott Ownership Resorts Inc - 144A 6.500% 09/15/2026	65,000	68,250
Mattel Inc - 144A 6.750% 12/31/2025	155,000	155,049
MGM Growth Properties Operating Partnership LP/MGP Finance Co Issuer Inc 4.500% 01/15/2028	10,000	9,600
MGM Growth Properties Operating Partnership LP/MGP Finance Co Issuer Inc 4.500% 09/01/2026	15,000	14,812
MGM Growth Properties Operating Partnership LP/MGP Finance Co Issuer Inc 5.625% 05/01/2024	30,000	31,462
MGM Resorts International 4.625% 09/01/2026	40,000	39,588
MGM Resorts International 5.500% 04/15/2027	80,000	82,500
MGM Resorts International 5.750% 06/15/2025	200,000	211,500
MGM Resorts International 6.000% 03/15/2023	245,000	261,537
^Neiman Marcus Group LTD LLC - 144A 8.000% 10/15/2021	85,000	46,750
^(1)Neiman Marcus Group LTD LLC - 144A 8.750% 10/15/2021	172,096	94,653
Nexstar Broadcasting Inc - 144A 5.625% 08/01/2024	35,000	35,532
Nexstar Broadcasting Inc - 144A 6.125% 02/15/2022	15,000	15,206
Nielsen Finance LLC/Nielsen Finance Co - 144A 5.000% 04/15/2022	110,000	109,272
Panther BF Aggregator 2 LP/Panther Finance Co Inc - 144A 6.250% 05/15/2026	30,000	31,237
PetSmart Inc - 144A 5.875% 06/01/2025	130,000	117,812
PetSmart Inc - 144A 8.875% 06/01/2025	50,000	44,437
*Quebecor Media Inc 5.750% 01/15/2023	125,000	130,312
*RHP Hotel Properties LP/RHP Finance Corp 5.000% 04/15/2021	160,000	160,200
Sabre GLBL Inc - 144A 5.250% 11/15/2023	40,000	40,800
Sabre GLBL Inc - 144A 5.375% 04/15/2023	65,000	66,463
Service Corp International/US 5.375% 05/15/2024	15,000	15,395
Service Corp International/US 7.500% 04/01/2027	135,000	154,912
Sirius XM Radio Inc - 144A 5.375% 04/15/2025	135,000	138,375
Sirius XM Radio Inc - 144A 5.375% 07/15/2026	65,000	66,869
Sirius XM Radio Inc - 144A 6.000% 07/15/2024	155,000	160,037
Six Flags Entertainment Corp - 144A 4.875% 07/31/2024	40,000	40,000
Staples Inc - 144A 10.750% 04/15/2027	80,000	81,300
Staples Inc - 144A 7.500% 04/15/2026	80,000	80,150
Stars Group Holdings BV/Stars Group US Co- 144A Borrower LLC - 7.000% 07/15/2026	29,000	30,305
Tempur Sealy International Inc 5.500% 06/15/2026	80,000	79,596
Tempur Sealy International Inc 5.625% 10/15/2023	55,000	55,687
Tenneco Inc 5.000% 07/15/2026	43,000	34,937
Tenneco Inc 5.375% 12/15/2024	35,000	31,500
VICI Properties 1 LLC/VICI FC Inc 8.000% 10/15/2023	109,306	119,690
Videotron Ltd - 144A 5.375% 06/15/2024	40,000	42,000
Videotron Ltd/Videotron Ltee - 144A 5.125% 04/15/2027	50,000	51,125
Vista Outdoor Inc 5.875% 10/01/2023	135,000	124,200
William Carter Co/The - 144A 5.625% 03/15/2027	30,000	31,012
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp - 144A 5.500% 03/01/2025	175,000	177,187
Zayo Group LLC/Zayo Capital Inc 6.000% 04/01/2023	65,000	66,056
Zayo Group LLC/Zayo Capital Inc 6.375% 05/15/2025	95,000	96,662
		8,354,448

Consumer Staples (3.1%)
Albertsons Cos LLC/Safeway Inc/New Albertson's Inc/Albertson's LLC 5.750% 03/15/2025	50,000	49,625
Central Garden & Pet Co 5.125% 02/01/2028	110,000	104,500
Central Garden & Pet Co 6.125% 11/15/2023	50,000	52,250
Coty Inc - 144A 6.500% 04/15/2026	85,000	83,831
Energizer Holdings Inc - 144A 7.750% 01/15/2027	85,000	92,119
High Ridge Brands Co - 144A 8.875% 03/15/2025	60,000	24,900
Kronos Acquisition Holdings Inc - 144A 9.000% 08/15/2023	30,000	26,775
POST 5 1/2 03/01/25 - 144A 5.500% 03/01/2025	70,000	71,662
Post Holdings Inc - 144A 5.625% 01/15/2028	30,000	30,326
Post Holdings Inc - 144A 5.750% 03/01/2027	10,000	10,250
Reynolds Group Issuer Inc/Reynolds Group Issuer LLC/Reynolds Group Issuer Lu 5.750% 10/15/2020	193,822	194,403
Rite Aid Corp - 144A 6.125% 04/01/2023	125,000	106,250
Spectrum Brands Inc 5.750% 07/15/2025	90,000	92,052
Spectrum Brands Inc 6.625% 11/15/2022	13,000	13,290
TreeHouse Foods Inc - 144A 6.000% 02/15/2024	75,000	78,187
		1,030,420

Energy (10.3%)
Antero Midstream Partners LP/Antero Midstream Finance Corp 5.375% 09/15/2024	30,000	30,582
Antero Resources Corp 5.125% 12/01/2022	95,000	95,356
Antero Resources Corp 5.625% 06/01/2023	35,000	35,404
Blue Racer Midstream LLC/Blue Racer Finance Corp - 144A 6.125% 11/15/2022	100,000	101,000
Blue Racer Midstream LLC/Blue Racer Finance Corp - 144A 6.625% 07/15/2026	25,000	25,531
Boardwalk Pipelines LP 5.950% 06/01/2026	40,000	43,063
Calfrac Holdings LP - 144A 8.500% 06/15/2026	40,000	33,200
Carrizo Oil & Gas Inc 6.250% 04/15/2023	35,000	34,031
Carrizo Oil & Gas Inc 8.250% 07/15/2025	20,000	20,350
Cheniere Corpus Christi Holdings LLC 5.125% 06/30/2027	35,000	36,487
Chesapeake Energy Corp 5.500% 09/15/2026	15,000	13,603
Chesapeake Energy Corp 8.000% 01/15/2025	90,000	91,125
Chesapeake Energy Corp 8.000% 06/15/2027	40,000	39,111
Communications Sales & Leasing Inc/CSL Capital LLC - 144A 7.125% 12/15/2024	55,000	49,775
Covey Park Energy LLC/Covey Park Finance Corp - 144A 7.500% 05/15/2025	60,000	55,800
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp - 144A 5.625% 05/01/2027	35,000	34,869
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp 6.250% 04/01/2023	85,000	87,125
DCP Midstream Operating LP 5.375% 07/15/2025	20,000	21,024
Denbury Resources Inc - 144A 9.250% 03/31/2022	103,000	104,287
Diamondback Energy Inc 5.375% 05/31/2025	20,000	20,870
EnLink Midstream LLC 5.375% 06/01/2029	16,000	16,061
EnLink Midstream Partners LP 4.400% 04/01/2024	75,000	74,437
EnLink Midstream Partners LP 4.850% 07/15/2026	25,000	24,780
EP Energy LLC/Everest Acquisition Finance Inc - 144A 7.750% 05/15/2026	185,000	164,650
EP Energy LLC/Everest Acquisition Finance Inc - 144A 8.000% 11/29/2024	40,000	26,600
^EP Energy LLC/Everest Acquisition Finance Inc - 144A 8.000% 02/15/2025	25,000	9,000
GCI Inc 6.875% 04/15/2025	25,000	26,188
Gulfport Energy Corp 6.000% 10/15/2024	35,000	30,691
Gulfport Energy Corp 6.375% 01/15/2026	20,000	17,250
Gulfport Energy Corp 6.375% 05/15/2025	10,000	8,800
Gulfport Energy Corp 6.625% 05/01/2023	10,000	9,625
Halcon Resources Corp 6.750% 02/15/2025	70,000	44,975
Hess Infrastructure Partners LP/Hess Infrastructure Partners Finance Corp - 144A 5.625% 02/15/2026	25,000	25,562
Jagged Peak Energy LLC 5.875% 05/01/2026	30,000	30,150
Laredo Petroleum Inc 5.625% 01/15/2022	39,000	36,757
MEG Energy Corp - 144A 6.375% 01/30/2023	30,000	28,350
MEG Energy Corp - 144A 6.500% 01/15/2025	85,000	85,425
MEG Energy Corp - 144A 7.000% 03/31/2024	150,000	142,266
MPLX LP 4.875% 06/01/2025	25,000	26,619
Nabors Industries Inc 5.750% 02/01/2025	60,000	54,600
Newfield Exploration Co 5.375% 01/01/2026	25,000	26,976
Newfield Exploration Co 5.750% 01/30/2022	35,000	37,291
NGPL PipeCo LLC - 144A 4.375% 08/15/2022	45,000	46,125
NGPL PipeCo LLC - 144A 4.875% 08/15/2027	10,000	10,325
Oasis Petroleum Inc - 144A 6.250% 05/01/2026	70,000	67,550
Oasis Petroleum Inc 6.875% 01/15/2023	80,000	80,000
Oasis Petroleum Inc 6.875% 03/15/2022	13,000	13,049
Parsley Energy LLC/Parsley Finance Corp - 144A 5.250% 08/15/2025	30,000	30,262
Parsley Energy LLC/Parsley Finance Corp - 144A 5.375% 01/15/2025	20,000	20,319
Parsley Energy LLC/Parsley Finance Corp - 144A 5.625% 10/15/2027	25,000	25,562
Precision Drilling Corp - 144A 7.125% 01/15/2026	35,000	35,175
Precision Drilling Corp 6.500% 12/15/2021	3,877	3,887
Precision Drilling Corp 7.750% 12/15/2023	45,000	46,800
Range Resources Corp 4.875% 05/15/2025	80,000	73,700
SM Energy Co 5.625% 06/01/2025	30,000	28,087
SM Energy Co 6.125% 11/15/2022	53,000	53,530
SM Energy Co 6.625% 01/15/2027	34,000	32,045
Southwestern Energy Co 6.700% 01/23/2025	67,000	65,870
Southwestern Energy Co 7.500% 04/01/2026	25,000	25,375
Southwestern Energy Co 7.750% 10/01/2027	25,000	25,312
Summit Midstream Holdings LLC/Summit Midstream Finance Corp 5.750% 04/15/2025	30,000	27,675
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp - 144A 5.500% 01/15/2028	55,000	56,031
Targa Resources Partners LP/Targa Resources Partners Finance Corp - 144A 6.500% 07/15/2027	63,000	67,489
Targa Resources Partners LP/Targa Resources Partners Finance Corp - 144A 6.875% 01/15/2029	38,000	41,040
Targa Resources Partners LP/Targa Resources Partners Finance Corp 4.250% 11/15/2023	10,000	9,988
Targa Resources Partners LP/Targa Resources Partners Finance Corp 5.000% 01/15/2028	35,000	34,386
Targa Resources Partners LP/Targa Resources Partners Finance Corp 5.875% 04/15/2026	40,000	42,113
Targa Resources Partners LP/Targa Resources Partners Finance Corp 6.750% 03/15/2024	120,000	125,250
Tesoro Logistics LP/Tesoro Logistics Finance Corp 5.250% 01/15/2025	25,000	26,287
Tesoro Logistics LP/Tesoro Logistics Finance Corp 6.250% 10/15/2022	11,000	11,303
Tesoro Logistics LP/Tesoro Logistics Finance Corp 6.375% 05/01/2024	25,000	26,266
Transocean Guardian Ltd - 144A 5.875% 01/15/2024	35,910	36,808
Transocean Inc - 144A 7.250% 11/01/2025	40,000	39,600
Transocean Inc - 144A 7.500% 01/15/2026	40,000	39,400
Transocean Pontus Ltd - 144A 6.125% 08/01/2025	15,120	15,498
Weatherford International Ltd 9.875% 02/15/2024	30,000	20,775
Whiting Petroleum Corp 5.750% 03/15/2021	15,000	15,370
Whiting Petroleum Corp 6.250% 04/01/2023	40,000	40,900
Whiting Petroleum Corp 6.625% 01/15/2026	35,000	34,946
WildHorse Resource Development Corp 6.875% 02/01/2025	75,000	75,375
WPX Energy Inc 5.750% 06/01/2026	24,000	24,810
WPX Energy Inc 6.000% 01/15/2022	9,000	9,360
WPX Energy Inc 8.250% 08/01/2023	65,000	74,181
		3,497,470

Financials (3.7%)
Adient Global Holdings Ltd - 144A 4.875% 08/15/2026	240,000	195,000
Ally Financial Inc 4.125% 02/13/2022	105,000	106,181
Ally Financial Inc 5.750% 11/20/2025	40,000	43,350
*Ally Financial Inc 4.625% 05/19/2022	170,000	174,301
(2)(3)Citigroup Inc (ICE LIBOR USD 3 Month + 3.905%), 5.950%, 05/15/2025	10,000	10,475
(2)(3)Citigroup Inc (ICE LIBOR USD 3 Month + 4.059%), 5.875%, 03/27/2020	30,000	30,412
(2)(3)Citigroup Inc (ICE LIBOR USD 3 Month + 4.093%), 5.800%, 11/15/2019	35,000	35,306
Diamond 1 Finance Corp/Diamond 2 Finance Corp - 144A 5.450% 06/15/2023	60,000	64,014
Diamond 1 Finance Corp/Diamond 2 Finance Corp - 144A 5.875% 06/15/2021	20,000	20,368
Diamond 1 Finance Corp/Diamond 2 Finance Corp - 144A 6.020% 06/15/2026	75,000	81,260
Financial & Risk US Holdings Inc - 144A 6.250% 05/15/2026	30,000	30,787
inVentiv Group Holdings Inc/inVentiv Health Inc/inVentiv Health Clinical Inc - 144A 7.500% 10/01/2024	49,000	51,327
MSCI Inc - 144A 5.375% 05/15/2027	35,000	36,794
Nielsen Co Luxembourg SARL/The - 144A 5.500% 10/01/2021	20,000	20,100
PetSmart Inc - 144A 7.125% 03/15/2023	125,000	110,625
UPCB Finance IV Ltd - 144A 5.375% 01/15/2025	200,000	204,440
WMG Acquisition Corp - 144A 4.875% 11/01/2024	10,000	10,188
WMG Acquisition Corp - 144A 5.625% 04/15/2022	12,000	12,178
		1,237,106

Health Care (10.5%)
Avantor Inc - 144A 6.000% 10/01/2024	75,000	78,258
Care Capital Properties LP 5.125% 08/15/2026	40,000	39,676
CHS/Community Health Systems Inc - 144A 8.625% 01/15/2024	40,000	40,600
DaVita Inc 5.000% 05/01/2025	120,000	117,413
Enterprise Merger Sub Inc - 144A 8.750% 10/15/2026	100,000	94,250
HCA Inc 5.250% 06/15/2026	65,000	69,423
HCA Inc 5.375% 09/01/2026	76,000	80,180
HCA Inc 5.625% 09/01/2028	46,000	48,990
HCA Inc 5.875% 02/01/2029	14,000	15,068
HCA Inc 5.875% 02/15/2026	185,000	199,338
*HCA Inc 5.375% 02/01/2025	555,000	584,138
*HCA Inc 7.500% 02/15/2022	180,000	198,000
HealthSouth Corp 5.750% 09/15/2025	30,000	30,794
HealthSouth Corp 5.750% 11/01/2024	90,000	91,238
Hill- 144A Rom Holdings Inc - 5.000% 02/15/2025	10,000	10,175
Hill- 144A Rom Holdings Inc - 5.750% 09/01/2023	80,000	83,000
Hologic Inc - 144A 4.375% 10/15/2025	35,000	34,672
Kinetic Concepts Inc/KCI USA Inc - 144A 7.875% 02/15/2021	75,000	76,575
Mallinckrodt International Finance SA/Mallinckrodt CB LLC - 144A 5.500% 04/15/2025	45,000	32,400
Mallinckrodt International Finance SA/Mallinckrodt CB LLC - 144A 5.625% 10/15/2023	60,000	46,800
Par Pharmaceutical Inc - 144A 7.500% 04/01/2027	75,000	77,798
Prestige Brands Inc - 144A 6.375% 03/01/2024	55,000	56,788
^RTSX 10.000% 04/30/2023	42,876	32,371
Tenet Healthcare Corp - 144A 6.250% 02/01/2027	102,000	106,335
Tenet Healthcare Corp 4.500% 04/01/2021	75,000	76,031
Tenet Healthcare Corp 6.750% 06/15/2023	280,000	285,600
*Tenet Healthcare Corp 8.125% 04/01/2022	75,000	80,022
Valeant Pharmaceuticals International Inc - 144A 5.500% 11/01/2025	35,000	35,820
Valeant Pharmaceuticals International Inc - 144A 5.875% 05/15/2023	101,000	101,778
Valeant Pharmaceuticals International Inc - 144A 6.125% 04/15/2025	445,000	450,006
Valeant Pharmaceuticals International Inc - 144A 6.500% 03/15/2022	20,000	20,700
Valeant Pharmaceuticals International Inc - 144A 7.000% 03/15/2024	55,000	57,956
Valeant Pharmaceuticals International Inc - 144A 8.500% 01/31/2027	89,000	96,954
Valeant Pharmaceuticals International Inc - 144A 9.000% 12/15/2025	105,000	116,288
		3,565,435

Industrials (9.6%)
ACCO BRANDS CORP - 144A 5.250% 12/15/2024	100,000	99,000
ADT Corp/The 4.125% 06/15/2023	5,000	4,891
Air Medical Group Holdings Inc - 144A 6.375% 05/15/2023	95,000	87,163
Allison Transmission Inc - 144A 5.000% 10/01/2024	60,000	60,685
Allison Transmission Inc - 144A 5.875% 06/01/2029	30,000	30,900
American Woodmark Corp - 144A 4.875% 03/15/2026	60,000	59,475
Arconic Inc 5.900% 02/01/2027	80,000	84,574
Ashtead Capital Inc - 144A 4.125% 08/15/2025	200,000	198,500
Avis Budget Car Rental LLC/Avis Budget Finance Inc - 144A 5.250% 03/15/2025	35,000	34,738
Avis Budget Car Rental LLC/Avis Budget Finance Inc - 144A 6.375% 04/01/2024	160,000	166,400
Bombardier Inc - 144A 7.500% 03/15/2025	90,000	90,338
BWX Technologies Inc - 144A 5.375% 07/15/2026	10,000	10,200
CFX Escrow Corp - 144A 6.000% 02/15/2024	10,000	10,388
CFX Escrow Corp - 144A 6.375% 02/15/2026	10,000	10,588
Clean Harbors Inc 5.125% 06/01/2021	25,000	25,031
Energizer Holdings Inc - 144A 5.500% 06/15/2025	75,000	75,797
EnPro Industries Inc - 144A 5.750% 10/15/2026	41,000	42,128
Herc Rentals Inc - 144A 7.500% 06/01/2022	33,000	34,320
Herc Rentals Inc - 144A 7.750% 06/01/2024	71,000	75,416
Hertz Corp/The - 144A 5.500% 10/15/2024	190,000	162,450
Hertz Corp/The - 144A 7.625% 06/01/2022	115,000	118,666
Hertz Corp/The 6.250% 10/15/2022	40,000	38,800
Hillman Group Inc/The - 144A 6.375% 07/15/2022	95,000	88,113
Iron Mountain Inc 6.000% 08/15/2023	75,000	76,922
Jeld- 144A Wen Inc - 4.625% 12/15/2025	30,000	28,575
Jeld- 144A Wen Inc - 4.875% 12/15/2027	35,000	33,425
Kratos Defense & Security Solutions Inc - 144A 6.500% 11/30/2025	5,000	5,306
Manitowoc Foodservice Inc 9.500% 02/15/2024	50,000	54,063
Mueller Water Products Inc - 144A 5.500% 06/15/2026	25,000	25,438
NXP BV/NXP Funding LLC - 144A 4.625% 06/01/2023	200,000	208,652
PGT Escrow Issuer Inc - 144A 6.750% 08/01/2026	45,000	46,787
+^(3)Remington Outdoor Com	125,000	0
RBS Global Inc/Rexnord LLC - 144A 4.875% 12/15/2025	20,000	20,024
Sensata Technologies BV - 144A 4.875% 10/15/2023	180,000	187,474
SPX FLOW Inc - 144A 5.625% 08/15/2024	20,000	20,450
SPX FLOW Inc - 144A 5.875% 08/15/2026	45,000	46,125
Standard Industries Inc/NJ - 144A 4.750% 01/15/2028	90,000	86,288
Stevens Holding Co Inc - 144A 6.125% 10/01/2026	25,000	26,313
Terex Corp - 144A 5.625% 02/01/2025	70,000	70,875
TransDigm Inc - 144A 6.250% 03/15/2026	70,000	72,888
TriMas Corp - 144A 4.875% 10/15/2025	40,000	39,950
Triumph Group Inc 4.875% 04/01/2021	40,000	39,400
Triumph Group Inc 7.750% 08/15/2025	40,000	39,900
United Rentals North America Inc 4.625% 10/15/2025	70,000	69,475
United Rentals North America Inc 4.875% 01/15/2028	55,000	54,588
United Rentals North America Inc 5.500% 05/15/2027	90,000	92,700
United Rentals North America Inc 5.750% 11/15/2024	35,000	36,024
United Rentals North America Inc 5.875% 09/15/2026	35,000	36,575
United Rentals North America Inc 6.500% 12/15/2026	75,000	80,250
Wabash National Corp - 144A 5.500% 10/01/2025	40,000	38,000
XPO Logistics Inc - 144A 6.125% 09/01/2023	20,000	20,425
XPO Logistics Inc - 144A 6.500% 06/15/2022	68,000	69,530
		3,234,983

Information Technology (7.7%)
ACI Worldwide Inc - 144A 5.750% 08/15/2026	49,000	50,654
Anixter Inc - 144A 6.000% 12/01/2025	30,000	31,875
Anixter Inc 5.500% 03/01/2023	25,000	26,250
Ascend Learning LLC - 144A 6.875% 08/01/2025	42,000	42,683
CDW LLC/CDW Finance Corp 5.000% 09/01/2025	91,000	93,389
Cogent Communications Finance Inc - 144A 5.625% 04/15/2021	90,000	91,350
Cogent Communications Group Inc - 144A 5.375% 03/01/2022	70,000	72,275
CommScope Finance LLC - 144A 6.000% 03/01/2026	100,000	105,875
CommScope Finance LLC - 144A 8.250% 03/01/2027	55,000	59,400
CommScope Technologies Finance LLC - 144A 6.000% 06/15/2025	185,000	187,895
Entegris Inc - 144A 4.625% 02/10/2026	85,000	85,000
Equinix Inc 5.375% 01/01/2022	20,000	20,500
Equinix Inc 5.750% 01/01/2025	10,000	10,375
Fair Isaac Corp - 144A 5.250% 05/15/2026	23,000	23,920
First Data Corp - 144A 5.375% 08/15/2023	188,000	192,211
First Data Corp - 144A 5.750% 01/15/2024	370,000	381,331
Gartner Inc - 144A 5.125% 04/01/2025	105,000	107,543
(1)Infor Software Parent LLC/Infor Software Parent Inc - 144A 7.125% 05/01/2021	105,000	105,263
*Infor US Inc 6.500% 05/15/2022	325,000	330,788
Informatica LLC - 144A 7.125% 07/15/2023	95,000	97,138
Magnachip Semiconductor Corp 6.625% 07/15/2021	50,000	48,500
Plantronics Inc - 144A 5.500% 05/31/2023	60,000	60,525
Sabine Pass Liquefaction LLC 5.875% 06/30/2026	15,000	16,708
Sabine Pass Liquefaction LLC 6.250% 03/15/2022	100,000	107,634
*Sabine Pass Liquefaction LLC 5.750% 05/15/2024	100,000	109,741
Sinclair Television Group Inc - 144A 5.125% 02/15/2027	20,000	19,200
Sinclair Television Group Inc - 144A 5.625% 08/01/2024	20,000	20,219
Sinclair Television Group Inc 6.125% 10/01/2022	105,000	106,969
		2,605,211

Materials (5.4%)
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc - 144A 6.000% 02/15/2025	200,000	201,500
Ashland LLC 4.750% 08/15/2022	75,000	76,594
Axalta Coating Systems LLC - 144A 4.875% 08/15/2024	150,000	150,608
BWAY Holding Co - 144A 5.500% 04/15/2024	140,000	139,041
Chemours Co/The 6.625% 05/15/2023	60,000	62,157
Cheniere Corpus Christi Holdings LLC 5.875% 03/31/2025	40,000	43,100
*Freeport McMoRan Inc 3.875% 03/15/2023	150,000	148,500
GCP Applied Technologies Inc - 144A 5.500% 04/15/2026	60,000	60,845
Greif Inc - 144A 6.500% 03/01/2027	50,000	51,500
Huntsman International LLC 5.125% 11/15/2022	100,000	105,217
*INEOS Group Holdings SA - 144A 5.625% 08/01/2024	200,000	201,000
NOVA Chemicals Corp - 144A 4.875% 06/01/2024	30,000	29,325
NOVA Chemicals Corp - 144A 5.250% 06/01/2027	70,000	68,775
Novelis Corp - 144A 5.875% 09/30/2026	45,000	45,731
Novelis Corp - 144A 6.250% 08/15/2024	25,000	26,031
+^(3)(4)Reichhold Industries Inc - 144A .000% 05/08/2040	97,425	0
Rain CII Carbon LLC/CII Carbon Corp - 144A 7.250% 04/01/2025	75,000	70,875
Scotts Miracle Gro Co/The 5.250% 12/15/2026	135,000	133,988
Scotts Miracle Gro Co/The 6.000% 10/15/2023	75,000	78,000
Trinseo Materials Operating SCA/Trinseo Materials Finance Inc - 144A 5.375% 09/01/2025	75,000	72,938
Venator Finance S.a r.l./Venator Materials Corp - 144A 5.750% 07/15/2025	50,000	47,125
WR Grace & Co- 144A Conn - 5.625% 10/01/2024	10,000	10,725
		1,823,575

Real Estate (1.6%)
Communications Sales & Leasing Inc/CSL Capital LLC - 144A 6.000% 04/15/2023	30,000	28,800
Communications Sales & Leasing Inc/CSL Capital LLC 8.250% 10/15/2023	70,000	65,188
Corrections Corp of America 4.625% 05/01/2023	88,000	85,496
Corrections Corp of America 5.000% 10/15/2022	25,000	24,969
Equinix Inc 5.875% 01/15/2026	100,000	105,625
ESH Hospitality Inc - 144A 5.250% 05/01/2025	50,000	50,188
GEO Group Inc/The 5.125% 04/01/2023	20,000	18,700
GEO Group Inc/The 5.875% 01/15/2022	75,000	73,875
GEO Group Inc/The 5.875% 10/15/2024	65,000	59,475
Iron Mountain Inc 5.750% 08/15/2024	5,000	5,038
MGM Growth Properties Operating Partnership LP/MGP Finance Co- 144A 5.750% 02/01/2027	27,000	28,418
		545,772

Utilities (0.7%)
AES Corp/VA 5.500% 04/15/2025	40,000	41,520
AES Corp/VA 6.000% 05/15/2026	10,000	10,575
AmeriGas Partners LP/AmeriGas Finance Corp 5.500% 05/20/2025	40,000	40,950
AmeriGas Partners LP/AmeriGas Finance Corp 5.875% 08/20/2026	70,000	72,888
Calpine Corp - 144A 5.250% 06/01/2026	20,000	20,025
Dynegy Inc 7.625% 11/01/2024	25,000	26,355
NRG Energy Inc 6.625% 01/15/2027	30,000	32,100
NRG Energy Inc 7.250% 05/15/2026	5,000	5,444
		249,857

TOTAL CORPORATE BONDS (COST: $30,201,155)		$30,237,361

COMMON STOCKS (2.1%)

Consumer Discretionary (1.5%)	Shares
(3)Caesars Entertainment Corp	5,031	$47,090
+^(3)Claire's Stores	58	43,137
VICI Properties, Inc	18,727	402,124
		492,351

Energy (0.0%)
(3)Halcon Resources Corp	6,520	$8,476

Health Care (0.0%)
+^(3)21st Century Oncology Inc	165	$6,933

Industrials (0.0%)
+^(3)Remington Outdoor Co	1,284	$963

Material (0.6%)
+^(3)Reichhold Cayman	162	$129,762
+^(3)UCI International Holdings Inc	2,633	60,559
		190,321

TOTAL COMMON STOCK (COST: $837,126)		$699,044

CONVERTIBLE PREFERRED STOCKS (0.3%)

Consumer Discretionary (0.2%)	Shares
+^Claire's Stores Inc 14.000%	34	$53,125

Health Care (0.1%)
+^(3)RTSX 15.000%	207	$48,575

TOTAL CONVERTIBLE PREFERRED STOCK (COST: $33,400)		$101,700

WARRANTS (0.0%)

Industrials (0.0%)	Shares
+^(3)Jack Cooper Enterprises Inc	175	$0
+^(3)Jack Cooper Enterprises Inc	99	0
+^(3)Remington Outdoor Co	1,295	0
		$0

TOTAL WARRANTS (COST: $0)		$0

TOTAL INVESTMENTS IN SECURITIES (COST: $31,071,681) (91.8%)		$31,038,105
OTHER ASSETS LESS LIABILITIES (8.2%)		$2,795,058

NET ASSETS (100.0%)		$33,833,163

(1) Interest or dividend is paid-in-kind, when applicable. Rate paid in-kind is shown in parenthesis.

(2) Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of April 30, 2019.

(3) Non-income producing security.
(4) Issue is in default.
+ The level 3 assets were a result of unavailable quoted prices from and active market or the unavailability of other significant observable inputs.
*Indicates all or a portion of bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases when they occur. As of April 30, 2019 there were no such purchases.
^ Deemed by management to be illiquid security. See note 2. Total market value of illiquid securities amount to $568,378, representing 1.7% of net assets as of April 30, 2019.

144A - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid under procedures approved by the Fund’s Board of Trustees and may normally be sold to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A Securities amounts to $15,493,592, representing 45.8% of net assets as of April 30, 2019.

WILLISTON BASIN /MID-NORTH AMERICA STOCK FUND
Schedule of Investments April 30, 2019 (unaudited)
		Fair
	Quantity	Value
COMMON STOCKS (93.9%)

Energy (90.5%)
*Apergy Corp	230,000	$9,128,700
Archrock Inc	910,000	9,200,100
BP PLC ADR	60,000	2,623,800
*Cactus Inc	250,000	9,075,000
*Cheniere Energy Inc	140,000	9,009,000
Chevron Corp	39,000	4,682,340
Cimarex Energy Co	40,000	2,746,400
Concho Resources Inc	91,000	10,499,580
*Continental Resources Inc/OK	40,000	1,839,600
Core Laboratories NV	50,000	3,169,500
Diamondback Energy Inc	90,000	9,575,100
Enbridge Inc	90,000	3,324,600
EOG Resources Inc	70,000	6,723,500
*Forum Energy Technologies Inc	665,000	3,976,700
Halliburton Co	335,000	9,490,550
*Independence Contract Drilling Inc	520,000	1,471,600
Kinder Morgan Inc/DE	480,000	9,537,600
Liberty Oilfield Services Inc	120,000	1,789,200
Marathon Petroleum Corp	160,000	9,739,200
National Oilwell Varco Inc	120,000	3,136,800
*NCS Multistage Holdings Inc	65,000	258,050
ONEOK Inc	20,000	1,358,600
*Parsley Energy Inc	260,000	5,189,600
Phillips 66	90,000	8,484,300
Pioneer Natural Resources Co	52,000	8,655,920
*ProPetro Holding Corp	360,000	7,966,800
Royal Dutch Shell PLC ADR	80,000	5,191,200
*Select Energy Services Inc	260,000	2,995,200
SemGroup Corp	270,000	3,526,200
Solaris Oilfield Infrastructure Inc	80,000	1,359,200
Targa Resources Corp	225,000	9,033,750
TechnipFMC	300,000	7,377,000
TransCanada Corp	50,000	2,388,000
Valero Energy Corp	60,000	5,439,600
Williams Cos Inc/The	310,000	8,782,300
*WPX Energy Inc	685,000	9,514,650
		208,259,240
Materials (1.6%)
Olin Corp	70,000	1,518,300
Westlake Chemical Corp	30,000	2,092,500
		3,610,800
Utilities (1.8%)
CenterPoint Energy Inc	135,000	4,185,000

TOTAL COMMON STOCKS (COST: $232,563,093)		$216,055,040

OTHER ASSETS LESS LIABILITIES (6.1%)		14,081,470

NET ASSETS (100.0%)		$230,136,510

*Non-income producing
ADR-American Depository Receipt

NOTE: INVESTMENT IN SECURITIES (unaudited)
As of April 30, 2019, the net unrealized appreciation (depreciation) based on the cost of investments for federal income tax purposes was as follows:
	Integrity Dividend Harvest Fund	Integrity Energized Dividend Fund	Integrity Growth & Income Fund	Integrity High Income Fund	Williston Basin/Mid-North America Stock Fund
Investments at cost	$127,475,720	$5,725,442	$26,031,457	$31,071,681	$232,563,093
Unrealized appreciation	$12,799,492	$247,418	$11,506,205	$1,083,366	$9,370,947
Unrealized depreciation	($4,057,662)	($455,752)	($559,258)	($1,116,942)	($25,879,000)
Net unrealized appreciation (depreciation)*	$8,741,830	($208,334)	$10,946,947	($33,576)	($16,508,053)

*Differences between financial reporting-basis and tax-basis unrealized appreciation/(depreciation) are due to differing treatment of wash sales and market discount.

NOTE: FAIR VALUE MEASUREMENTS (unaudited)

Various inputs are used in determining the value of the Funds' investments. These inputs are summarized in three broad levels: Level 1 inputs are based on quoted prices in active markets for identical securities. Level 2 inputs are based on significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 inputs are based on significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments.) The following is a summary of the inputs used to value the Funds’ investments as of April 30, 2019:

Integrity Dividend Harvest Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$136,217,550	$0	$0	$136,217,550
Total	$136,217,550	$0	$0	$136,217,550

Integrity Energized Dividend Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$5,517,108	$0	$0	$5,517,108
Total	$5,517,108	$0	$0	$5,517,108

Integrity Growth & Income Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$36,978,404	$0	$0	$36,978,404
Total	$36,978,404	$0	$0	$36,978,404

Integrity High Income Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$457,690	$0	$241,354	$699,044
Preferred Stocks	$0	$0	$101,700	$101,700
Corporate Bonds	$0	$30,237,361	$0	$30,237,361
Total	$457,690	$30,237,361	$343,054	$31,038,105

Williston Basin/Mid-North America Stock Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$216,055,040	$0	$0	$216,055,040
Total	$216,055,040	$0	$0	$216,055,040

Please refer to the Schedules of Investments for sector classification. There were no transfers into or out of Level 1 or Level 2 during the three months ended April 30, 2019. The Funds consider transfers into or out of Level 1 and Level 2 as of the end of the reporting period. The Funds did not hold any derivative instruments at the three months ended April 30, 2019.

A reconciliation of Level 3 investments, including certain disclosures related to significant inputs used in valuing Level 3 investments, is presented when a Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets.

The changes of the fair value of investments during the nine months ended April 30, 2019, for which the Funds have used Level 3 inputs to determine the fair value are as follow:

	Balance as		Amortization/	Change in unrealized	Balance as
High Income Fund	of 7/31/18	Purchase	accretion	appreciation/depreciation	of 4/30/19
Common Stock	$223,144	$46,000	$0	($27,790)	$241,354
Convertible Preferred Stock	$56,925	$50,267	$0	($5,492)	$101,700

Asset Class	Fair Value at April 30, 2019	Valuation Technique	Inputs	Multiple	Impact to Valuation From Input Increases
	$129,762	Market Comparable Companies	EBITDA Multiple	6.2x	Increase
	$6,933	Market Comparable Transaction	Broker Quote	$42.02	Increase
	$43,137	Market Comparable Transaction	Broker Quote	$743.75	Increase
	$60,559	Market Comparable Transaction	Transaction Price	$23.00	Increase
Common Stock	$963	Terms of Conversion	Broker Quote	$0.75	Increase
Total	$241,354
	$53,125	Market Comparable Transaction	Broker Quote	$1,562.50	Increase
Preferred Stock	$48,575	Market Comparable Transaction	Broker Quote	$234.66	Increase
Total	$101,700

Unobservable inputs used in the fair value measurement of the Funds’ investments are listed above. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. Significant increases (decreases) in working capital may increase (decrease) the fair value measurement.

Item 2. CONTROLS AND PROCEDURES.

(a)

The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-Q (the “Report”). The registrant’s principal executive officer and principal financial officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are adequately designed to ensure that material information relating to the registrant is made known to them by others, particularly during the period in which this report is being prepared, so that there is time to allow for decisions regarding required disclosure. Further, in their opinion, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively, to ensure that information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the filing date.

(b)

There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. EXHIBITS.

(a)	(1)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 is filed and attached hereto.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Integrity Funds

By: /s/ Shannon D. Radke
Shannon D. Radke
President

June 25, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Shannon D. Radke
Shannon D. Radke
President

June 25, 2019

By: /s/ Adam Forthun
Adam Forthun
Treasurer

June 25, 2019